ACQUISITION (Details) - Beijing GenExosome	Oct. 25, 2017 USD ($)
Assets acquired:
Cash	$ 72,032
Inventory	1,081
Prepaid expenses	142
Security deposit	753
Property and equipment	3,346
Intangible assets goodwill	397,569
Total assets	474,923
Liabilities assumed:
Accrued liabilities and other payables	24,923
Total liabilities	24,923
Purchase price	$ 450,000